Portfolio of Investments
Columbia Large Cap Value Fund, February 29, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.0%
Issuer	Shares	Value ($)
Communication Services 6.4%
Diversified Telecommunication Services 3.0%
AT&T, Inc.	1,518,400	53,478,048
Media 3.4%
Comcast Corp., Class A	1,177,700	47,614,411
DISH Network Corp., Class A(a)	385,045	12,906,708
Total		60,521,119
Total Communication Services		113,999,167
Consumer Discretionary 5.9%
Automobiles 1.1%
General Motors Co.	604,800	18,446,400
Hotels, Restaurants & Leisure 1.3%
Royal Caribbean Cruises Ltd.	286,100	23,005,301
Household Durables 1.1%
Toll Brothers, Inc.	524,400	19,418,532
Specialty Retail 1.5%
Home Depot, Inc. (The)	124,400	27,099,296
Textiles, Apparel & Luxury Goods 0.9%
Levi Strauss & Co., Class A	963,500	16,369,865
Total Consumer Discretionary		104,339,394
Consumer Staples 8.7%
Food & Staples Retailing 2.0%
Walmart, Inc.	327,300	35,243,664
Food Products 1.3%
General Mills, Inc.	463,900	22,731,100
Household Products 3.1%
Procter & Gamble Co. (The)	491,459	55,647,902
Tobacco 2.3%
Philip Morris International, Inc.	510,480	41,792,998
Total Consumer Staples		155,415,664
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 7.4%
Oil, Gas & Consumable Fuels 7.4%
BP PLC, ADR	558,600	17,478,594
Chevron Corp.	420,200	39,221,468
Cimarex Energy Co.	310,700	10,268,635
ConocoPhillips Co.	491,528	23,799,786
EOG Resources, Inc.	292,600	18,509,876
Valero Energy Corp.	326,800	21,650,500
Total		130,928,859
Total Energy		130,928,859
Financials 24.1%
Banks 12.4%
Citigroup, Inc.	670,700	42,562,622
JPMorgan Chase & Co.	629,893	73,136,876
PNC Financial Services Group, Inc. (The)	209,127	26,433,653
Regions Financial Corp.	1,403,000	18,968,560
Truist Financial Corp.	456,228	21,050,360
Wells Fargo & Co.	920,900	37,618,765
Total		219,770,836
Capital Markets 3.2%
Intercontinental Exchange, Inc.	290,500	25,918,410
Morgan Stanley	706,400	31,809,192
Total		57,727,602
Diversified Financial Services 4.1%
Berkshire Hathaway, Inc., Class B(a)	350,649	72,352,915
Insurance 4.4%
Allstate Corp. (The)	239,624	25,220,426
Chubb Ltd.	197,600	28,657,928
Lincoln National Corp.	518,300	23,525,637
Total		77,403,991
Total Financials		427,255,344
Health Care 13.5%
Health Care Equipment & Supplies 3.6%
Baxter International, Inc.	307,600	25,675,372
Medtronic PLC	377,900	38,043,193
Total		63,718,565
Columbia Large Cap Value Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Large Cap Value Fund, February 29, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 2.6%
Cigna Corp.	134,200	24,550,548
Humana, Inc.	68,200	21,802,176
Total		46,352,724
Pharmaceuticals 7.3%
Bristol-Myers Squibb Co.	502,800	29,695,368
Jazz Pharmaceuticals PLC(a)	96,700	11,079,886
Johnson & Johnson	487,700	65,585,896
Merck & Co., Inc.	298,100	22,822,536
Total		129,183,686
Total Health Care		239,254,975
Industrials 8.3%
Aerospace & Defense 1.2%
Northrop Grumman Corp.	66,500	21,867,860
Air Freight & Logistics 0.7%
FedEx Corp.	84,900	11,985,333
Airlines 1.4%
Alaska Air Group, Inc.	477,000	24,069,420
Industrial Conglomerates 1.2%
3M Co.	135,900	20,281,716
Machinery 2.2%
Ingersoll Rand, Inc.(a)	545,900	17,900,061
Trane Technologies PLC	169,100	21,820,664
Total		39,720,725
Road & Rail 1.6%
Norfolk Southern Corp.	157,800	28,774,830
Total Industrials		146,699,884
Information Technology 8.7%
Communications Equipment 1.1%
Cisco Systems, Inc.	512,200	20,452,146
IT Services 1.0%
MasterCard, Inc., Class A	63,400	18,401,850
Semiconductors & Semiconductor Equipment 3.6%
Broadcom, Inc.	65,400	17,829,348
Lam Research Corp.	88,600	25,997,898
ON Semiconductor Corp.(a)	1,045,800	19,514,628
Total		63,341,874
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 1.1%
Microsoft Corp.	116,500	18,874,165
Technology Hardware, Storage & Peripherals 1.9%
Apple, Inc.	54,100	14,788,776
Western Digital Corp.	336,600	18,701,496
Total		33,490,272
Total Information Technology		154,560,307
Materials 4.1%
Chemicals 2.5%
Albemarle Corp.	286,500	23,450,025
Eastman Chemical Co.	345,156	21,230,546
Total		44,680,571
Metals & Mining 1.6%
Freeport-McMoRan, Inc.	1,694,246	16,874,690
Steel Dynamics, Inc.	438,800	11,685,244
Total		28,559,934
Total Materials		73,240,505
Real Estate 4.8%
Equity Real Estate Investment Trusts (REITS) 4.8%
Alexandria Real Estate Equities, Inc.	195,000	29,616,600
American Tower Corp.	141,300	32,046,840
Duke Realty Corp.	745,600	24,209,632
Total		85,873,072
Total Real Estate		85,873,072
Utilities 6.1%
Electric Utilities 4.1%
American Electric Power Co., Inc.	413,700	36,926,862
Xcel Energy, Inc.	577,600	35,996,032
Total		72,922,894
Multi-Utilities 2.0%
Ameren Corp.	443,886	35,066,994
Total Utilities		107,989,888
Total Common Stocks (Cost $1,351,658,315)		1,739,557,059

2	Columbia Large Cap Value Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Large Cap Value Fund, February 29, 2020 (Unaudited)
Convertible Bonds 0.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.6%
DISH Network Corp.
08/15/2026	3.375%	9,732,000	9,396,320
Total Convertible Bonds (Cost $9,732,000)			9,396,320

Money Market Funds 2.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.641%(b),(c)	49,794,267	49,794,267
Total Money Market Funds (Cost $49,791,610)		49,794,267
Total Investments in Securities (Cost: $1,411,181,925)		1,798,747,646
Other Assets & Liabilities, Net		(24,094,480)
Net Assets		1,774,653,166
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at February 29, 2020.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 29, 2020 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.641%
	21,310,856	190,480,289	(161,996,878)	49,794,267	14	2,657	463,371	49,794,267
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Large Cap Value Fund | Quarterly Report 2020	3